Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2022 R / $ $ / bbl R / T $ / gal $ / kJ	Jun. 30, 2021 R / $ $ / gal R / T $ / bbl $ / kJ	Jun. 30, 2020 R / $ $ / bbl $ / gal R / T $ / kJ
Impairment assumptions
Long-term average crude oil price (Brent) (in USD/bbl)	93.24	70.09	59.69
Long-term average ethane price (in US$/gal) | $ / gal	0.4315	0.3718	0.3279
Long-term average ammonia price (in Rand/ton) | R / T	10,173.00	5,297.00	4,664.32
Long-term average refining margin (in US$/bbl)	12.23	9.67	9.43
Long-term average exchange rate (in Rand/US$) | R / $	15.95	14.57	15.20
Future oil price period (in years)	5 years	5 years	5 years
Future ammonia price period (in years)	5 years	5 years	5 years
Future exchange rate period (in years)	5 years	5 years	5 years
Future ethane price period (in years)	10 years	10 years	10 years
Minimum
Impairment assumptions
Period over which management has projected cash flows	5 years
South Africa
Impairment assumptions
Long-term average Southern African gas purchase price (real) (in US$/Gj) | $ / kJ	0.0894	0.0841	0.0710
Growth rate - long-term Producer Price Index	5.50%	5.50%	5.50%
Weighted average cost of capital	14.41%	14.03%	14.22%
United States
Impairment assumptions
Growth rate - long-term Producer Price Index	2.00%	2.00%	2.00%
Weighted average cost of capital	8.13%	7.70%	7.66%
Europe
Impairment assumptions
Growth rate - long-term Producer Price Index	2.00%	2.00%	2.00%
Europe | Minimum
Impairment assumptions
Weighted average cost of capital	8.13%	7.70%	7.66%
Europe | Maximum
Impairment assumptions
Weighted average cost of capital	9.57%	9.05%	9.79%